UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--141.3%
--------------------------------------------------------------------------------------------------------------------
MINNESOTA--137.0%
$       25,000   Albany Independent School District 1                          5.000%   02/01/2011   $       25,165
--------------------------------------------------------------------------------------------------------------------
        50,000   Alexandria Health Care Facilities (Board of
                 Social Ministry) 1                                            6.000    07/01/2032           50,658
--------------------------------------------------------------------------------------------------------------------
       100,000   Alexandria Independent School District No. 206                5.375    02/01/2013          100,876
--------------------------------------------------------------------------------------------------------------------
       400,000   Anoka County (Airport Improvement) 1                          5.000    02/01/2033          405,784
--------------------------------------------------------------------------------------------------------------------
        25,000   Apple Valley EDA (Evercare Senior Living) 1                   6.000    12/01/2025           25,225
--------------------------------------------------------------------------------------------------------------------
        40,000   Austin GO 1                                                   5.000    10/01/2016           40,152
--------------------------------------------------------------------------------------------------------------------
        25,000   Austin GO 1                                                   5.000    10/01/2018           25,071
--------------------------------------------------------------------------------------------------------------------
        10,000   Bemidji Health Care Facilities (North Country
                 Health Services) 1                                            5.000    09/01/2031           10,189
--------------------------------------------------------------------------------------------------------------------
        70,000   Brainerd Health Care Facilities (Benedictine
                 Health System) 1                                              6.000    02/15/2020           70,113
--------------------------------------------------------------------------------------------------------------------
        30,000   Carver County Hsg. & Redevel. Authority (Jail
                 Facilities) 1                                                 5.300    02/01/2014           30,035
--------------------------------------------------------------------------------------------------------------------
       275,000   Carver County Hsg. & Redevel. Authority (Lake
                 Grace) 1                                                      5.300    02/01/2012          275,325
--------------------------------------------------------------------------------------------------------------------
         5,000   Coon Rapids Hsg. (Pine Point Apartments) 1                    6.125    05/01/2032            5,122
--------------------------------------------------------------------------------------------------------------------
       400,000   Cottage Grove Senior Hsg. 1                                   6.000    12/01/2046          405,952
--------------------------------------------------------------------------------------------------------------------
       200,000   Cuyuna Range Hospital District Health
                 Facilities 1                                                  5.000    06/01/2029          194,924
--------------------------------------------------------------------------------------------------------------------
       250,000   Cuyuna Range Hospital District Health
                 Facilities 1                                                  5.500    06/01/2035          258,165
--------------------------------------------------------------------------------------------------------------------
         5,000   Douglas County Alexandria Hsg. & Redevel.
                 Authority (Windmill Ponds) 1,2                                5.000    07/01/2015            4,965
-------------------------------------------------------------------------------------------------------------------
        75,000   Duluth EDA (Benedictine Health System) 1                      5.250    02/15/2033           76,594
--------------------------------------------------------------------------------------------------------------------
        10,000   Duluth EDA (Benedictine Health System/St.
                 Mary's Duluth Clinic) 1                                       5.250    02/15/2028           10,224
--------------------------------------------------------------------------------------------------------------------
        35,000   Eden Prairie Multifamily Hsg. (Parkway
                 Apartments) 1                                                 5.700    08/20/2022           36,053
--------------------------------------------------------------------------------------------------------------------
        50,000   Faribault Hsg. & Redevel. Authority (Trails
                 Edge Apartments) 1                                            5.250    02/01/2028           50,691
--------------------------------------------------------------------------------------------------------------------
         5,000   Glencoe GO 1                                                  5.500    12/01/2014            5,025
--------------------------------------------------------------------------------------------------------------------
        50,000   Golden Valley (CRC/CAH/BCH/ECH Obligated
                 Group) 1                                                      5.500    12/01/2029           51,080
--------------------------------------------------------------------------------------------------------------------
        50,000   Hastings Health Care Facility (Regina Medical
                 Center) 1                                                     5.300    09/15/2028           50,326
--------------------------------------------------------------------------------------------------------------------
        90,000   Hayfield GO 1                                                 5.000    02/01/2018           90,445
--------------------------------------------------------------------------------------------------------------------
       110,000   International Falls Pollution Control (Boise
                 Cascade Corp.) 1                                              5.500    04/01/2023          111,461
--------------------------------------------------------------------------------------------------------------------
       105,000   International Falls Pollution Control (Boise
                 Cascade Corp.) 1                                              5.650    12/01/2022          106,771
--------------------------------------------------------------------------------------------------------------------
       115,000   International Falls Solid Waste Disposal
                 (Boise Cascade Corp.) 1                                       6.850    12/01/2029          121,848
--------------------------------------------------------------------------------------------------------------------
       175,000   Lakeville Liquor Revenue 1                                    5.000    02/01/2022          171,882
--------------------------------------------------------------------------------------------------------------------
       225,000   Lakeville Liquor Revenue 1                                    5.000    02/01/2027          220,721
--------------------------------------------------------------------------------------------------------------------
        40,000   Madelia GO 1                                                  5.000    02/01/2017           40,296
--------------------------------------------------------------------------------------------------------------------
       230,000   Mahtomedi Multifamily (Briarcliff) 1                          7.350    06/01/2036          232,640
--------------------------------------------------------------------------------------------------------------------
         5,000   Maple Grove GO 1                                              5.000    02/01/2019            5,030
--------------------------------------------------------------------------------------------------------------------


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$      300,000   Maple Grove Health Care Systems (Maple Grove
                 Hospital Corp.) 1                                             5.250%   05/01/2037   $      307,275
--------------------------------------------------------------------------------------------------------------------
        20,000   Maplewood Multifamily Hsg. (Hazel Ridge) 1                    5.700    12/01/2032           20,013
--------------------------------------------------------------------------------------------------------------------
       230,000   McLeod County Commercial Devel. (Southwest
                 Minnesota Foundation) 1                                       5.125    12/01/2031          231,711
--------------------------------------------------------------------------------------------------------------------
        70,000   Minneapolis & St. Paul Hsg. & Redevel.
                 Authority (Healthspan Health System) 1                        5.000    11/15/2013           70,431
--------------------------------------------------------------------------------------------------------------------
       198,834   Minneapolis & St. Paul Hsg. Finance Board
                 (Single Family Mtg.) 1                                        5.000    12/01/2038          197,114
--------------------------------------------------------------------------------------------------------------------
     1,500,000   Minneapolis & St. Paul Hsg. Finance Board
                 (Single Family Mtg.) 1                                        5.250    12/01/2040        1,518,330
--------------------------------------------------------------------------------------------------------------------
       190,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission 1                                                  5.000    01/01/2016          192,527
--------------------------------------------------------------------------------------------------------------------
         5,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission 1                                                  5.000    01/01/2030            5,081
--------------------------------------------------------------------------------------------------------------------
       120,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission 1                                                  5.250    01/01/2022          122,796
--------------------------------------------------------------------------------------------------------------------
        25,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission (Northwest Airlines) 1                             5.200    01/01/2024           25,428
--------------------------------------------------------------------------------------------------------------------
         5,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission, Series A 1                                        5.000    01/01/2019            5,081
--------------------------------------------------------------------------------------------------------------------
       125,000   Minneapolis & St. Paul Metropolitan Airports
                 Commission, Series A 1                                        5.250    01/01/2014          126,918
--------------------------------------------------------------------------------------------------------------------
        75,000   Minneapolis (Carechoice Member) 1                             5.875    04/01/2024           75,146
--------------------------------------------------------------------------------------------------------------------
        15,000   Minneapolis Community Devel. Agency 1                         5.875    06/01/2019           15,552
--------------------------------------------------------------------------------------------------------------------
        10,000   Minneapolis Community Devel. Agency
                 (Cord-Sets) 1                                                 5.500    06/01/2018           10,095
--------------------------------------------------------------------------------------------------------------------
        80,000   Minneapolis Community Devel. Agency (Riverside
                 Homes of Minneapolis) 1                                       6.200    09/01/2029           82,442
--------------------------------------------------------------------------------------------------------------------
       200,000   Minneapolis Multifamily Hsg. (Blaisdell
                 Apartments) 1                                                 5.500    04/01/2042          194,696
--------------------------------------------------------------------------------------------------------------------
        35,000   Minneapolis Multifamily Hsg. (Riverside Plaza) 1              5.100    12/20/2018           35,204
--------------------------------------------------------------------------------------------------------------------
        80,000   Minneapolis Multifamily Hsg. (Riverside Plaza) 1              5.200    12/20/2030           80,230
--------------------------------------------------------------------------------------------------------------------
       500,000   Minneapolis Tax Increment (Ivy Tower)                         5.500    02/01/2022          503,405
--------------------------------------------------------------------------------------------------------------------
       250,000   Minneapolis Tax Increment (St. Anthony Falls) 1               5.750    02/01/2027          255,825
--------------------------------------------------------------------------------------------------------------------
        40,000   Minnetonka Multifamily Hsg. (Cedar Hills
                 East/Cedar Hills West) 1                                      5.900    10/20/2019           41,222
--------------------------------------------------------------------------------------------------------------------
       295,000   MN (Duluth Airport) 1                                         6.250    08/01/2014          295,248
--------------------------------------------------------------------------------------------------------------------
       200,000   MN Agricultural & Economic Devel. Board 1                     7.250    08/01/2020          208,066
--------------------------------------------------------------------------------------------------------------------
        20,000   MN HEFA (College of St. Benedict) 1                           5.350    03/01/2020           20,146
--------------------------------------------------------------------------------------------------------------------
         5,000   MN HEFA (Saint Olaf College) 1                                5.250    04/01/2029            5,009
--------------------------------------------------------------------------------------------------------------------
       110,000   MN HFA (Rental Hsg.) 1                                        5.100    08/01/2047          108,423
--------------------------------------------------------------------------------------------------------------------
        60,000   MN HFA (Rental Hsg.) 1                                        5.200    08/01/2029           60,250
--------------------------------------------------------------------------------------------------------------------
        25,000   MN HFA (Rental Hsg.) 1                                        5.875    08/01/2028           25,331
--------------------------------------------------------------------------------------------------------------------
       250,000   MN HFA (Residential Hsg.) 1                                   5.100    07/01/2031          251,285
--------------------------------------------------------------------------------------------------------------------
        30,000   MN HFA (Single Family Mtg.) 1                                 5.150    07/01/2019           30,594
--------------------------------------------------------------------------------------------------------------------
        10,000   MN HFA (Single Family Mtg.) 1                                 5.200    07/01/2013           10,143
--------------------------------------------------------------------------------------------------------------------
        10,000   MN HFA (Single Family Mtg.) 1                                 5.550    07/01/2013           10,226
--------------------------------------------------------------------------------------------------------------------


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$       35,000   MN HFA (Single Family Mtg.) 1                                 5.600%   07/01/2022   $       35,590
--------------------------------------------------------------------------------------------------------------------
         5,000   MN HFA (Single Family Mtg.) 1                                 5.650    07/01/2031            5,063
--------------------------------------------------------------------------------------------------------------------
        15,000   MN HFA (Single Family Mtg.) 1                                 5.650    07/01/2031           15,263
--------------------------------------------------------------------------------------------------------------------
        20,000   MN HFA (Single Family Mtg.) 1                                 5.875    01/01/2017           20,405
--------------------------------------------------------------------------------------------------------------------
        10,000   MN HFA (Single Family Mtg.) 1                                 5.900    07/01/2025           10,138
------------------------------------------------------------------------------ -------------------------------------
        15,000   MN HFA (Single Family Mtg.) 1                                 6.100    07/01/2030           15,466
--------------------------------------------------------------------------------------------------------------------
         5,000   MN Hsg. Facilities (Madison Ave. Apartments) 1                5.750    04/01/2019            4,716
--------------------------------------------------------------------------------------------------------------------
       500,000   MN Municipal Power Agency 1                                   5.000    10/01/2030          510,300
--------------------------------------------------------------------------------------------------------------------
       200,000   MN Municipal Power Agency 1                                   5.000    10/01/2035          203,710
--------------------------------------------------------------------------------------------------------------------
        15,000   MN Public Facilities Authority Water Pollution 1              5.000    03/01/2015           15,118
--------------------------------------------------------------------------------------------------------------------
       200,000   Moorhead EDA (Eventide) 1                                     5.150    06/01/2029          199,210
--------------------------------------------------------------------------------------------------------------------
        20,000   Moorhead Public Utility 1                                     5.100    11/01/2017           20,020
--------------------------------------------------------------------------------------------------------------------
       170,000   Morris GO 1                                                   5.000    02/01/2019          170,507
--------------------------------------------------------------------------------------------------------------------
        10,000   Northern Municipal Power Agency 1                             5.300    01/01/2021           10,265
--------------------------------------------------------------------------------------------------------------------
         5,000   Olivia GO 1                                                   5.200    02/01/2011            5,004
--------------------------------------------------------------------------------------------------------------------
       110,000   Olmstead County Health Care Facilities
                 (Olmsted Medical Group) 1                                     5.450    07/01/2013          110,946
--------------------------------------------------------------------------------------------------------------------
       300,000   Otter Tail County 1                                           7.500    11/01/2019          297,462
--------------------------------------------------------------------------------------------------------------------
       100,000   Park Rapids Health Facilities (Mankato
                 Lutheran Homes) 1                                             5.600    08/01/2036          100,447
--------------------------------------------------------------------------------------------------------------------
        50,000   Paynesville GO 1                                              5.450    12/01/2009           50,306
--------------------------------------------------------------------------------------------------------------------
       100,000   Pine City Health Care & Hsg. (North Branch) 1                 6.125    10/20/2047          101,069
--------------------------------------------------------------------------------------------------------------------
        65,000   Plymouth Health Facilities (HealthSpan Health
                 System/North Memorial Medical Center) 1                       6.250    06/01/2016           65,194
--------------------------------------------------------------------------------------------------------------------
       125,000   Prior Lake Senior Hsg. (Shepherds Path Senior
                 Hsg.) 1                                                       5.750    08/01/2041          126,296
--------------------------------------------------------------------------------------------------------------------
        30,000   Ramsey County Hsg. & Redevel. Authority
                 (Hanover Townhouses) 1                                        5.625    07/01/2016           30,559
--------------------------------------------------------------------------------------------------------------------
       600,000   Redwood Falls (Redwood Area Hospital) 1                       5.125    12/01/2036          594,570
--------------------------------------------------------------------------------------------------------------------
       320,000   Rochester Health Care Facilities (Mayo Clinic) 1              5.500    11/15/2027          327,034
--------------------------------------------------------------------------------------------------------------------
       170,000   Sartell Environmental Improvement, Series A 1                 5.200    06/01/2027          172,178
--------------------------------------------------------------------------------------------------------------------
       200,000   Sartell Health Care & Hsg. Facilities (The
                 Foundation for Health Care Continuums) 1                      6.625    09/01/2029          206,636
--------------------------------------------------------------------------------------------------------------------
        55,000   Scott Hsg. & Redevel. Authority (Justice
                 Center) 1                                                     5.500    12/01/2015           55,385
--------------------------------------------------------------------------------------------------------------------
     1,200,000   Seaway Port Authority of Duluth (Northstar
                 Aerospace) 1                                                  5.200    04/01/2027        1,191,852
--------------------------------------------------------------------------------------------------------------------
        25,000   Slayton Tax Increment, Series B 1                             5.350    02/01/2013           25,164
--------------------------------------------------------------------------------------------------------------------
        25,000   South Washington County Independent School
                 District No. 833 COP 1                                        5.250    12/01/2014           25,019
--------------------------------------------------------------------------------------------------------------------
     1,000,000   St. Anthony Hsg. & Redevel. Authority (Silver
                 Lake Village) 1                                               5.000    02/01/2031          982,960
--------------------------------------------------------------------------------------------------------------------
       250,000   St. Anthony Hsg. & Redevel. Authority (Silver
                 Lake Village) 1                                               5.625    02/01/2031          258,848
--------------------------------------------------------------------------------------------------------------------
         5,000   St. Cloud Hospital Facilities (St. Cloud
                 Hospital) 1                                                   5.000    07/01/2015            5,029
--------------------------------------------------------------------------------------------------------------------
        40,000   St. Cloud Hospital Facilities (St. Cloud
                 Hospital) 1                                                   5.000    07/01/2015           40,229
--------------------------------------------------------------------------------------------------------------------
         5,000   St. Cloud Hospital Facilities (St. Cloud
                 Hospital) 1                                                   5.000    07/01/2020            5,028
--------------------------------------------------------------------------------------------------------------------


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$      400,000   St. Paul Hsg. & Redevel. Authority (Brigecreek
                 Senior Place) 1                                               7.000%   09/15/2037   $      400,032
--------------------------------------------------------------------------------------------------------------------
       360,000   St. Paul Hsg. & Redevel. Authority (Great
                 Northern Lofts) 1                                             6.250    03/01/2029          382,007
--------------------------------------------------------------------------------------------------------------------
       150,000   St. Paul Hsg. & Redevel. Authority (Hmong
                 Academy) 1                                                    6.000    09/01/2036          153,327
--------------------------------------------------------------------------------------------------------------------
       180,000   St. Paul Hsg. & Redevel. Authority (St. Paul
                 Academy & Summit School) 1                                    5.500    10/01/2024          184,174
--------------------------------------------------------------------------------------------------------------------
       200,000   St. Paul Hsg. & Redevel. Authority Health Care
                 Facility (GHP/RH/MAC Obligated Group) 1                       5.250    05/15/2036          202,574
--------------------------------------------------------------------------------------------------------------------
         5,000   St. Paul Hsg. & Redevel. Authority Health Care
                 Facility (Regions Hospital) 1                                 5.200    05/15/2013            5,061
--------------------------------------------------------------------------------------------------------------------
        25,000   St. Paul Hsg. & Redevel. Authority Health Care
                 Facility (Regions Hospital) 1                                 5.300    05/15/2028           25,138
--------------------------------------------------------------------------------------------------------------------
       100,000   St. Paul Port Authority (Great Northern) 1                    6.000    03/01/2030          104,208
--------------------------------------------------------------------------------------------------------------------
       200,000   Stillwater Multifamily (Orleans Homes) 1                      5.500    02/01/2042          197,700
--------------------------------------------------------------------------------------------------------------------
       130,000   Washington County Hsg. & Redevel. Authority
                 (HealthEast) 1                                                5.500    11/15/2027          132,427
--------------------------------------------------------------------------------------------------------------------
         5,000   Washington County Hsg. & Redevel. Authority
                 (HealthEast/HealthEast Bethesda Hospital
                 Obligated Group) 1                                            5.375    11/15/2018            5,076
--------------------------------------------------------------------------------------------------------------------
       215,000   Washington County Hsg. & Redevel. Authority
                 (Seasons Villas) 1                                            6.950    12/01/2023          218,229
--------------------------------------------------------------------------------------------------------------------
        35,000   Worthington GO 1                                              5.200    02/01/2015           35,038
                                                                                                     ---------------
                                                                                                         16,508,028
U.S. POSSESSIONS--4.3%
       300,000   Puerto Rico Children's Trust Fund (TASC) 1                    5.500    05/15/2039          313,059
--------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico IMEPCF (American Airlines) 1                      6.450    12/01/2025           60,918
--------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1              5.375    02/01/2019            5,102
--------------------------------------------------------------------------------------------------------------------
       110,000   Puerto Rico Port Authority (American
                 Airlines), Series A 1                                         6.250    06/01/2026          110,310
--------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Port Authority (American
                 Airlines), Series A                                           6.300    06/01/2023           35,017
                                                                                                     ---------------
                                                                                                            524,406
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $17,165,703)-141.3%                                                    17,032,434
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(41.3)                                                             (4,979,793)

                                                                                                     ---------------
NET ASSETS-100.0%                                                                                    $   12,052,641
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

BCH           Bethany Covenant Home
CAH           Colonial Acres Home


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

COP           Certificates of Participation
CRC           Covenant Retirement Communities
ECH           Ebenezer Covenant Home
EDA           Economic Devel. Authority
GHP           Group Health Plan
GO            General Obligation
HEFA          Higher Education Facilities Authority
HFA           Housing Finance Agency/Authority
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
MAC           Midwest Assurance Company
RH            Regions Hospital
TASC          Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                               MARKET VALUE       PERCENT
---------------------------------------------------------------------------------------------------
Hospital/Health Care                                                   $  2,898,987           17.0%
Tax Increment Financing (TIF)                                             2,887,285           17.0
Single Family Housing                                                     2,359,447           13.9
Marine/Aviation Facilities                                                2,075,467           12.2
Multifamily Housing                                                       1,372,830            8.1
Adult Living Facilities                                                   1,009,279            5.9
General Obligation                                                          923,422            5.4
Electric Utilities                                                          744,295            4.4
Beverages                                                                   392,603            2.3
Municipal Leases                                                            360,745            2.1
Specialty Retail                                                            340,080            2.0
Tobacco Master Settlement Agreement                                         313,059            1.8
Energy Equipment & Services                                                 297,462            1.7
Not-for-Profit Organization                                                 231,711            1.4
Construction Materials                                                      208,066            1.2
Airlines                                                                    206,245            1.2
Education                                                                   178,346            1.0
Resource Recovery                                                           172,178            1.0
Higher Education                                                             30,257            0.2
Food Products                                                                15,552            0.1
Water Utilities                                                              15,118            0.1
                                                                       ----------------------------
Total                                                                  $ 17,032,434          100.0%
                                                                       ============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      17,165,703
                                              ==================

Gross unrealized appreciation                 $          22,828
Gross unrealized depreciation                          (156,097)
                                              ------------------
Net unrealized depreciation                   $        (133,269)
                                              ==================


               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007